Related Party Transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions
Related Party Transactions

19.  Related Party Transactions

During the years presented, other than disclosed elsewhere, the Company mainly had the following related party transactions:

Names of the major related parties	Nature of relationship
Tencent Holdings Limited and its subsidiaries (the “Tencent Group”)	A shareholder that has significant influence over the Group
Kuaishou Technology and its subsidiaries (the “Kuaishou Group”)	A shareholder that has significant influence over the Group
Beijing Mianbi Intelligent Technology Co., Ltd. (“Mianbi”) and its subsidiaries	An investee of the Group

(a)  Significant transactions with related parties

The following table presents significant transactions with Tencent Group, Kuaishou Group and Mianbi for the years ended December 31, 2021, 2022 and 2023 (in thousands):

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Services purchased from related parties
Tencent Group(i)	110,849	137,715	28,822
Kuaishou Group(ii)	2,179	14,373	10,837

Services provided to related parties
Tencent Group(iii)	10,876	25,741	29,174
Kuaishou Group(iii)	7,864	14,779	5,437
Mianbi	—	—	536

(i)	Services purchased from Tencent Group primarily related to cloud and bandwidth services.
(ii)	Services purchased from Kuaishou Group primarily related to marketing services and cloud and bandwidth services.
(iii)	Services provided to Tencent Group and Kuaishou Group primarily related to marketing services.

19.  Related Party Transactions (Continued)

(b)  Balances with related parties

The following table presents balances with Tencent Group, Kuaishou Group and Mianbi as of December 31, 2022 and 2023 (in thousands):

	As of December 31,
	2022	2023
	RMB	RMB
Amount due from related parties
Tencent Group	22,616	2,260
Kuaishou Group	2,182	2,492
Mianbi(i)	—	13,567

Amount due to related parties
Tencent Group	19,081	7,237
Kuaishou Group	5,780	4,174
Mianbi(ii)	—	14,621

(i)The balance mainly represents expenditures paid by the Group on behalf of Mianbi.

(ii)The balance represents the long-term investment consideration payable to Mianbi, which is non-trade in nature.

Other than the amount due to Mianbi, the transactions and balances with related parties are all trade in nature.